Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company - Condensed Balance Sheets
Condensed balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	977,408,741	813,175,789	124,624,642
Short-term amounts due from related parties	2,640,126,978	1,743,981,590	267,276,871
Other current assets	618,772	—	—

Total current assets	3,618,154,491	2,557,157,379	391,901,513

Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	10,666,422,196	10,178,732,276	1,559,958,969

Total non-current assets	10,666,422,196	10,178,732,276	1,559,958,969

TOTAL ASSETS	14,284,576,687	12,735,889,655	1,951,860,482

	As of December 31,
	2019	2020
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	16,524,612	6,206,202	951,142
Short-term amounts due to related parties	4,448,876	7,835,083	1,200,779

Total current liabilities	20,973,488	14,041,285	2,151,921

Non-current liabilities
Convertible senior notes	2,339,551,570	822,004,519	125,977,704

Total non-current liabilities	2,339,551,570	822,004,519	125,977,704

TOTAL LIABILITIES	2,360,525,058	836,045,804	128,129,625

Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 200,711,030 shares issued and 190,238,854 shares outstanding, as of December 31, 2019; 656,508,828 shares authorized, 201,304,811 shares issued and 189,514,026 shares outstanding, as of December 31, 2020)	131,638	132,052	20,238
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2019 and 2020)	43,836	43,836	6,718
Treasury shares	(362,130,324)	(371,551,131)	(56,942,702)
Additional paid-in capital	3,967,733,108	4,007,259,660	614,139,411
Accumulated other comprehensive loss	(12,965,166)	(51,419,766)	(7,880,424)
Retained earnings	8,331,238,537	8,315,379,200	1,274,387,616

Total shareholders’ equity	11,924,051,629	11,899,843,851	1,823,730,857

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	14,284,576,687	12,735,889,655	1,951,860,482

Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income
Condensed statements of comprehensive income

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Share-based compensation expense	(55,734,443)	(87,299,053)	(45,633,820)	(6,993,689)
General and administrative	(26,615,449)	(43,146,732)	(38,512,789)	(5,902,343)
Interest and investment income, net	9,919,513	(10,149,429)	(15,718,860)	(2,409,021)
Other non-interest income	5,701,978	20,498,736	19,633,391	3,008,949
Foreign exchange loss, net	(92,089,724)	9,946,070	2,073,798	317,823
Income from the repurchase of convertible senior notes	—	—	622,109,001	95,342,376
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	2,549,589,488	3,374,438,333	414,867,940	63,581,293

Net income before income taxes	2,390,771,363	3,264,287,925	958,818,661	146,945,388
Income tax expense	—	—	—	—

Net income	2,390,771,363	3,264,287,925	958,818,661	146,945,388

Other comprehensive income
Foreign currency translation adjustment	284,529,171	31,893,073	(38,454,600)	(5,893,426)

Total comprehensive income	2,675,300,534	3,296,180,998	920,364,061	141,051,962

Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	2,390,771,363	3,264,287,925	958,818,661	146,945,388
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(2,549,589,488)	(3,374,438,333)	(414,867,940)	(63,581,293)
Share-based compensation expense	55,734,443	87,299,053	45,633,820	6,993,689
Income from the repurchase of convertible senior notes	—	—	(622,109,001)	(95,342,376)
Accrued interest of convertible senior notes	—	23,934,289	27,107,232	4,154,365
Foreign exchange (gain)/loss net	92,089,724	(9,946,070)	(2,073,798)	(317,823)
Changes in operating assets and liabilities:
Receivables from related party	(5,508,535)	(34,551)	(221,873,465)	(34,003,596)
Payable to employees	—	(2,312,714)	(176,326)	(27,023)
Other current receivables	2,848,608	1,096,665	618,772	94,831
Other current payables	1,158,081	4,292,086	5,651,200	866,084

Net cash used in operating activities	(12,495,804)	(5,821,650)	(223,270,845)	(34,217,754)
Net cash provided by /(used in) investing activities	(562,307,977)	330,197,330	1,497,130,562	229,445,297
Net cash provided by/(used in) financing activities	(1,410,797,361)	9,587,663	(1,522,314,300)	(233,304,874)
Effect of exchange rate changes on cash and cash equivalents	17,105,135	100,137,695	84,221,631	12,907,530

Net increase/(decrease) in cash and cash equivalents	(1,968,496,007)	434,101,038	(164,232,952)	(25,169,801)
Cash and cash equivalents at beginning of the year	2,511,803,710	543,307,703	977,408,741	149,794,443

Cash and cash equivalents at end of the year	543,307,703	977,408,741	813,175,789	124,624,642